Reserves for Future Policy Benefits and Contract Owner Account Balances	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Reserves for Future Policy Benefits and Contract Owner Account Balances
Reserves for Future Policy Benefits and Contract Owner Account Balances

Future policy benefits and contract owner account balances were as follows as of December 31, 2012 and 2011:

	2012	2011
Future policy benefits:
Individual and group life insurance contracts	$8,686.1	$8,655.4
Guaranteed benefits on annuity contracts, and payout contracts with life contingencies	6,371.5	6,472.6
Accident and health and other	436.0	498.7
Total	$15,493.6	$15,626.7

Contract owner account balances:
Guaranteed investment contracts and funding agreements	$3,642.8	$5,398.6
Universal life contracts	16,773.7	16,539.4
Fixed annuities and payout contracts without life contingencies	37,576.1	38,460.6
Fixed indexed annuities	12,427.1	12,187.1
Other	142.4	146.0
Total	$70,562.1	$72,731.7